THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Biotechnology
160,000	Amgen Inc. [1]		$8,940,800
100,000	Genentech Inc. [1]		8,212,000
175,000	Invitrogen Corp. [1,2]		11,138,750
		8.7%	$28,291,550

	Communications Equipment
175,000	QUALCOMM Inc.	2.3%	$7,465,500

	Computers
40,000	International Business Machines Corp.		$3,770,400
460,000	RadiSys Corp. [1,2]		7,516,400
		3.5%	$11,286,800

	Electronics
513,400	Plantronics Inc. [2]	3.7%	$12,126,508

	Financial Services
220,000	SLM Corp.	2.8%	$8,998,000

	Food Products
125,000	Sysco Corp.	1.3%	$4,228,750

	Health Care Products
500,000	Invacare Corp. [2]		$8,720,000
50,000	Johnson & Johnson		3,013,000
100,000	STERIS Corp. [2]		2,656,000
		4.4%	$14,389,000

	Health Care Services
210,000	Lincare Holdings Inc. [1]		$7,696,500
10,000	Quest Diagnostics Inc.		498,700
		2.5%	$8,195,200

	Home Products
20,000	WD-40 Co. [2]	0.2%	$634,200

	Industrial Manufacturing
95,000	3M Co.		$7,260,850
60,000	Teleflex Inc.		4,084,200
		3.5%	$11,345,050

	Insurance
42,467	Tower Group Inc. [2]	0.4%	$1,368,287

	Internet
350,000	eBay Inc. [1]	3.6%	$11,602,500

	Medical Equipment
40,000	Patterson Cos., Inc. [1,2]	0.4%	$1,419,600

	Networking Products
500,000	Cisco Systems Inc. [1]	3.9%	$12,765,000

	Oil & Gas
140,000	Apache Corp.		$9,898,000
90,000	Valero Energy Corp.		5,804,100
		4.8%	$15,702,100

	Pharmaceuticals
60,000	Pharmaceutical Product Development Inc. [2]		$2,021,400
50,000	ViroPharma Inc. [1,2]		717,500
		0.8%	$2,738,900

	Professional Services
280,000	Gevity HR Inc. [2]	1.7%	$5,527,200

	Retail
225,000	Bed Bath & Beyond Inc. [1]		$9,038,250
545,000	Foot Locker Inc.		12,834,750
100,000	Target Corp.		5,926,000
200,000	The Gap Inc. [2]		3,442,000
350,000	Tuesday Morning Corp. [2]		5,194,000
275,000	Whole Foods Market Inc. [2]		12,333,750
		15.2%	$48,768,750

	Semiconductor Capital Equipment
350,000	Applied Materials Inc. [2]		$6,412,000
110,000	Cascade Microtech Inc. [1,2]		1,567,500
		2.5%	$7,979,500

	Semiconductors
300,000	Altera Corp. [1,2]		$5,997,000
705,000	Intel Corp.		13,486,650
5,000	Linear Technology Corp.		157,950
400,000	Omnivision Technologies Inc. [1,2]		5,184,000
430,000	Texas Instruments Inc.		12,943,000
200,000	Xilinx Inc.		5,146,000
		13.3%	$42,914,600

	Software
130,000	Avid Technology Inc. [1,2]		$4,534,400
740,000	BEA Systems Inc. [1]		8,576,600
460,000	Citrix Systems Inc. [1,2]		14,733,800
285,000	Symantec Corp. [1]		4,930,500
		10.2%	$32,775,300

	Telecommunications
330,000	J2 Global Communications Inc. [1,2]	2.8%	$9,147,600

	Telecommunications Equipment
400,000	Ciena Corp. [1,2]		$11,180,000
1,150,000	Powerwave Technologies Inc. [1,2]		6,543,500
		5.5%	$17,723,500

	Total investment in common stocks
	(cost $302,451,296)	98.0%	$317,393,395

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Albina Community Bank
	4.410%, matures 01/24/2008		$96,723
100,000	Community Bank of the Bay
	4.400%, matures 09/06/2007		98,258
100,000	Community Capital Bank
	5.100%, matures 02/05/2008		96,592
100,000	Elk Horn Bank
	4.500%, matures 01/12/2008		96,855
100,000	Latino Community Credit Union
	5.150%, matures 02/20/2008		96,427
100,000	Louisville Community Development Bank
	3.600%, matures 5/10/2007		99,562
100,000	Opportunities Credit Union
	3.000%, matures 4/25/2007		99,726
100,000	Self-Help Credit Union
	5.130%, matures 01/14/2008		96,833
100,000	Wainwright Bank & Trust Co.
	4.360%, matures 1/31/2008		96,647
		0.2%	$877,623

	Registered Investment Companies -
	Money Market Funds
6,548	Evergreen U.S. Government Fund
	variable rate, 5.030%		$6,548
1,179,063	Janus Government Fund
	variable rate, 5.200%		1,179,063
1	SSGA U.S. Government Fund
	variable rate, 4.880%		1
		0.4%	$1,185,612

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$98,505
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		98,505
100,000	Ecologic Finance
	Due 3/16/08, 2.00%		94,246
100,000	Vermont Community Loan Fund
	3.000%, matures 12/07/2007		95,874
		0.1%	$387,130

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
96,437,239	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.280%
		29.8%	$96,437,239

	Total short-term securities
	(cost $98,887,604)	30.5%	$98,887,604

	Total securities
	(cost $401,338,900)	128.5%	$416,280,999

	Payable upon return of securities loaned	-29.8%	$(96,437,239)

	Other assets and liabilities - net	1.3%	4,051,939
	Total net assets	100.0%	$323,895,699

(1)	These securities are non-income producing.

(2)	This security or partial position of this security was on loan at March 31, 2007. The total value of the securities on loan at March 31, 2007 was $94,326,710.

(3)	Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Parnassus
Fund

Cost of investments	$302,989,944
Unrealized appreciation	$24,992,064
Unrealized depreciation	(10,588,613)

Net unrealized appreciation (depreciation)	$14,403,451

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS MID-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
600	Liz Claiborne Inc.	0.6%	$25,710

	Biotechnology
2,700	Invitrogen Corp. [1]		$171,855
200	Sigma-Aldrich Corp.		40,600
700	Waters Corp. [1]		8,304
		4.8%	$220,759

	Computers
9,000	RadiSys Corp.[1]	4.0%	$184,050

	Electronics
200	CDW Corp.	0.0%	$1,829

	Financial Services
100	The Charles Schwab Corp.		$60,894
4,500	SLM Corp.		15,408
		1.7%	$76,302

	Food Products
400	McCormick & Co., Inc.		$56,415
1,800	Sysco Corp.		109,950
		3.6%	$166,365

	Health Care Products
1,500	St. Jude Medical Inc. [1]	1.9%	$88,980

	Health Care Services
3,000	IMS Health Inc.		$49,870
3,000	Lincare Holdings Inc.[1]		34,035
1,000	Quest Diagnostics Inc.		14,266
		2.1%	$98,171

	Industrial Manufacturing
500	Teleflex Inc.	0.1%	$6,643

	Insurance
100	Cigna Corp.		$9,633
100	SAFECO Corp.		5,629
		0.3%	$15,262

	Media
100	Dow Jones & Co., Inc.		$3,447
100	Gannett Co., Inc.		106,470
300	Tribune Co.		119,310
		5.0%	$229,227

	Medical Equipment
3,000	Patterson Cos., Inc.[1]	0.4%	$18,156

	Natural Gas
3,000	Quicksilver Resources Inc.[1]	1.5%	$70,440

	Office Equipment
400	Pitney Bowes Inc.	4.4%	$202,140

	Oil and Gas
1,000	Sunoco Inc.	2.2%	$102,900

	Pharmaceuticals
1,000	Barr Pharmaceuticals Inc.[1]		$58,540
3,500	Endo Pharmaceuticals Holdings Inc.[1]		46,350
1,000	McKesson Corp.		10,917
300	MedImmune Inc.[1]		88,000
6,000	Pharmaceutical Product Development Inc.		210,795
		9.0%	$414,602

	Professional Services
2,500	Administaff Inc.	3.8%	$176,625

	Retail
1,400	Bed Bath & Beyond Inc. [1]		$56,238
7,500	Foot Locker Inc.		53,190
2,000	The Gap Inc.		34,420
4,700	Whole Foods Market Inc.		217,440
1,500	Williams-Sonoma Inc.		189,540
		11.9%	$550,828

	Semiconductors
6,500	Altera Corp. [1]		$160,150
6,000	Linear Technology Corp.		82,720
2,700	Microchip Technology Inc.		54,720
18,000	Micron Technology Inc. [1]		3,648
5,000	Xilinx Inc.		152,300
		9.8%	$453,538

	Software
2,200	Autodesk Inc.[1]		$129,935
19,000	BEA Systems Inc.[1]		128,650
5,000	Citrix Systems Inc.[1]		95,931
2,000	Intuit Inc.[1]		220,210
12,000	Symantec Corp. [1]		207,600
		16.9%	$782,326

	Telecommunications
1,000	J2 Global Communications Inc. [1]		$147,060
10,000	JDS Uniphase Corp. [1]		12,286
		3.4%	$159,346

	Telecom Services
100	Amdocs Ltd.[1]	0.6%	$27,720

	Total investment in common stocks
	(cost $3,978,239)	88.1%	$4,071,919

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

69,770	Janus Government Fund
	variable rate, 5.200%		$69,770

80,221	SSGA U.S. Government Money Market Fund
	variable rate, 4.880%		80,221
		3.3%	$149,991

	Total short-term securities
	(cost $149,991)	3.3%	$149,991

	Total securities
	(cost $4,128,230)	91.4%	$4,221,910

	Other assets and liabilities - net	8.6%	$397,630
	Total net assets	100.0%	$4,619,540

(1)	These securities are non-income producing.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Mid-Cap
Fund

Cost of investments	$3,986,071
Unrealized appreciation	164,914
Unrealized depreciation	$(79,066)

Net unrealized appreciation (depreciation)	$85,848

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS SMALL-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Air Transport
2,500	AirTran Holdings Inc.[1]	0.4%	$25,675

	Apparel
500	Talbots Inc.	0.2%	$11,810

	Biotechnology
4,500	Invitrogen Corp. [1]	4.1%	$286,425

	Building Materials
100	Simpson Manufacturing Co., Inc.		$3,084
1,000	Trex Co., Inc. [1]		21,530
		0.3%	$24,614

	Computers
27,000	RadiSys Corp. [1]	6.3%	$441,180

	Consumer Products
6,000	Lifetime Brands Inc.	1.8%	$125,340

	Distribution
14,000	Handleman Co.	1.4%	$97,580

	Electronics
20,000	KEMET Corp. [1]		$153,000
12,000	Plantronics Inc.		283,440
64,000	Sanmina-SCI Corp. [1]		231,680
		9.5%	$668,120

	Electric Motors
1,500	Baldor Electric Co.	0.8%	$56,610

	Footwear
2,500	K-Swiss Inc.		$67,550
1,000	Wolverine World Wide Inc.		28,570
		1.4%	$96,120

	Healthcare Products
3,000	Advanced Medical Optics Inc.[1]		$111,600
5,500	Cooper Cos., Inc.		267,410
1,400	Cytyc Corp. [1]		47,894
10,000	Invacare Corp.		174,400
9,000	Steris Corp.		239,040
		11.9%	$840,344

	Healthcare Services
5,500	National Medical Health Card Systems Inc.[1]	1.2%	$85,085

	Home Products
1,500	WD-40 Co.	0.7%	$47,565

	Industrial Manufacturing
1,600	Teleflex Inc.	1.5%	$108,912

	Insurance
5,000	Tower Group Inc.	2.3%	$161,100

	Media
1,000	Dow Jones & Co., Inc.	0.5%	$34,470

	Medical Equipment
8,000	Foxhollow Tech Inc.[1]		$167,120
12,000	LifeCell Corp.[1]		299,640
		6.6%	$466,760

	Networking Products
46,000	Zhone Technologies Inc. [1]	0.8%	$57,040

	Oil and Gas
6,500	W&T Offshore Inc.	2.7%	$188,045

	Pharmaceuticals
6,000	Axcan Pharma Inc.[1]		$99,060
7,000	ViroPharma Inc. [1]		100,450
		2.8%	$199,510

	Professional Services
4,000	Administaff Inc.		$140,800
13,000	Gevity HR Inc.		256,620
		5.6%	$397,420

	Retail
3,000	Borders Group Inc.		$61,260
3,500	Restoration Hardware Inc. [1]		22,960
11,000	Tuesday Morning Corp.		163,240
		3.5%	$247,460

	Semiconductor Capital Equipment
20,000	Cascade Microtech Inc. [1]		$285,000
400	Cymer Inc. [1]		16,620
		4.3%	$301,620

	Software
8,500	Avid Technology Inc. [1]		$296,480
1,000	Synopsys Inc. [1]		26,230
4,500	TIBCO Software Inc. [1]		38,340
		5.1%	$361,050

	Semiconductors
11,000	Exar Corp. [1]		$145,640
21,000	O2Micro International Ltd. (ADR) [1]		165,900
22,000	Omnivision Technologies Inc. [1]		285,120
		8.5%	$596,660

	Services
3,000	Bright Horizons Family Solutions Inc.[1]	1.6%	$113,250

	Telecom Equipment
10,000	Ciena Corp. [1]		$279,500
56,000	Powerwave Technologies Inc.[1]		318,640
		8.5%	$598,140

	Telecommunications
8,000	J2 Global Communications Inc. [1]	3.2%	$221,760

	Total investment in common stocks
	(cost $6,654,503)	97.5%	$6,859,665

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

167,253	Janus Government Fund
	variable rate, 5.200%		$167,253

184,051	SSGA U.S. Government Fund
	variable rate, 4.880%		184,051
		5.0%	$351,304

	Total short-term securities
	(cost $351,304)	5.0%	$351,304

	Total securities
	(cost $7,005,807)	102.5%	$7,210,969

	Other assets and liabilities - net	-2.5%	$(174,389)
	Total Net Assets	100.0%	$7,036,580

(1)    These securities are non-income producing.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Small-Cap
Fund

Cost of investments	$6,691,660
Unrealized appreciation	$374,105
Unrealized depreciation	(206,100)

Net unrealized appreciation (depreciation)	$168,005

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS WORKPLACE FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Biotechnology
2100	Amgen Inc. [1]		$117,348
1000	Genentech Inc. [1]		82,120
		7.1%	$199,468

	Building Materials
100	Simpson Manufacturing Co., Inc.	0.1%	$3,084

	Communications Equipment
3000	QUALCOMM Inc.	4.6%	$127,980

	Computers
500	International Business Machines Corp.		$47,130
4500	RadiSys Corp. [1]		73,530
		4.3%	$120,660

	Electric Motors
1000	Baldor Electric Co.	1.3%	$37,740

	Electronic Distribution
200	CDW Corp.	0.4%	$12,286

	Electronics
2500	Plantronics Inc.	2.1%	$59,050

	Financial Services
400	First Horizon National Corp.		$16,612
300	Synovus Financial Corp.		9,702
		0.9%	$26,314

	Footwear
3000	Timberland Co. [1]	2.8%	$78,090

	Health Care Products
700	Johnson & Johnson	1.5%	$42,182

	Home Products
1500	WD-40 Co.	1.7%	$47,565

	Industrial Manufacturing
1600	3M Co.	4.4%	$122,288

	Insurance
1500	AFLAC Inc.	2.5%	$70,590

	Internet
3500	eBay Inc. [1]		$116,025
100	Google Inc. [1]		45,816
		5.8%	$161,841

	Machinery
1000	Graco Inc.	1.4%	$39,160

	Networking Products
2000	Cisco Systems Inc. [1]	1.8%	$51,060

	Oil & Gas
2200	Valero Energy Corp.	5.1%	$141,878

	Pharmaceuticals
900	Pfizer Inc.	0.8%	$22,734

	Professional Services
6000	Gevity HR Inc.	4.2%	$118,440

	Retail
2100	Bed Bath & Beyond Inc. [1]		$84,357
500	Costco Wholesale Corp.		26,920
1700	Target Corp.		100,742
2500	The Gap Inc.		43,025
3100	Whole Foods Market Inc.		139,035
		14.2%	$394,079

	Semiconductors
2600	Altera Corp. [1]		$51,974
6500	Intel Corp.		124,345
1200	Linear Technology Corp.		37,908
4500	Texas Instruments Inc.		135,450
3300	Xilinx Inc.		84,909
		15.6%	$434,586

	Services
2000	Bright Horizons Family Solutions Inc. [1]	2.7%	$75,500

	Software
2000	Autodesk Inc. [1]		$75,200
10000	BEA Systems Inc. [1]		115,900
8000	Symantec Corp. [1]		138,400
		11.9%	$329,500

	Total investment in common stocks
	(cost $2,626,576)	97.2%	$2,716,075

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

4,746	Janus Government Fund
	variable rate, 5.200%		$4,746
4,620	SSGA U.S. Government Fund
	variable rate, 4.880%		4,620
		0.3%	$9,366

	Total short-term securities
	(cost $9,366)	0.3%	$9,366

	Total securities
	(cost $2,635,942)	97.5%	$2,725,441

	Other assets and liabilities	2.5%	$70,211
	Total net assets	100.0%	$2,795,652

(1)    These securities are non-income producing.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Workplace
Fund

Cost of investments	$2,630,117
Unrealized appreciation	$172,718
Unrealized depreciation	(86,760)

Net unrealized appreciation (depreciation)	$85,958

Fund holdings will vary over time.

Fund shares are not FDIC insured.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2007

By:	/s/ Debra A. Early
Debra A. Early Principal Financial Officer

Date:	May 25, 2007